UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	09/30/2010

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
21	Proxy Results
22	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Money Market Fund covers the six-month period ended September 30, 2010. During the reporting period, the fund’s Prime shares produced an annualized yield of 0.27%, and its Reserve shares produced an annualized yield of 0.21%. Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced annualized effective yields of 0.27% and 0.21%, respectively, for the same period.1

Money market yields remained at historical lows as U.S. economic growth moderated, prompting the Federal Reserve Board (the “Fed”) to maintain an aggressively accommodative monetary policy.

Monetary Policy Unchanged in Muted Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained unchanged since December 2008 in a historically low range between 0.00% and 0.25%. Indeed, the economic recovery appeared to remain on track in April 2010 in the wake of an annualized U.S. GDP growth rate of 3.7% during the first quarter of 2010. Although economic expansion in the just-completed quarter was milder than similar stages of most previous recoveries, it was encouraging news nonetheless for investors eager to see an end to the consumer-led Great Recession.

Investors were further cheered in April, when employment improved by the largest margin in approximately four years even as workers returning to the labor force pushed the unemployment rate up to 9.9%. 431,000 additional new jobs were created in May, but most were temporary workers hired for the 2010 Census.

The economic outlook took a turn for the worse in May, when a sovereign debt crisis in Europe and inflationary pressures in China rattled investors, sparking heightened volatility in stock and bond markets. In the United States, it was announced that the Consumer Price Index had fallen –0.1% in April, while retail sales and industrial production posted gains. However, government budget cutbacks in Europe created concerns that demand for goods and services, including those from U.S. companies, could suffer. Indeed, U.S. industrial production appeared to moderate in June, and private-sector job growth proved more anemic than many analysts expected. U.S. GDP between April and June 2010 appeared to confirm renewed economic concerns, as economic growth moderated to an annualized 1.6% rate during the second quarter.

Yet, in July, better economic data seemed to support analysts’ consensus view that the recent slowdown was unlikely to lead to a double-dip recession. Industrial production posted a relatively robust 1.0% gain after June’s mild setback, and the manufacturing and service sectors of the U.S. economy expanded for the twelfth and seventh consecutive months, respectively. On the other hand, total nonfarm payroll employment fell by 131,000 jobs in July, reflecting the end of temporary hiring for the 2010 Census.

In August, sales of new homes fell 12% to a 47-year low, while purchases of existing homes plummeted 27% to a 15-year low. The unemployment rate rose to 9.6%, as only 67,000 jobs were created in the private sector during August. In September, the National Bureau of Economic Research announced that the recession had ended in June 2009, but the ensuing recovery has so far been the slowest since World War II. Economic data released in September appeared to support the consensus view that economic recovery, while intact, has remained uncertain: manufacturing activity continued to increase amid robust gains in production and new orders, but employment and housing data showed few, if any, signs of improvement.

In response to the stubbornly sluggish rebound, the Fed indicated in September that it would embark on a second round of quantitative easing of monetary policy by purchasing up to $2 trillion of U.S. Treasury securities. This move, if implemented as expected later this year, is designed to fight deflationary forces and encourage lending by injecting more cash into the financial system.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

An Unwavering Focus on Quality

With few opportunities available in the short-term credit markets for significant levels of current income, it made little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail.Therefore, we set the fund’s weighted average maturity in a range that was roughly in line with industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Although the mild economic recovery is maturing, inflationary pressures have remained negligible. The subpar U.S. recovery, along with expectations of sustained economic weakness in Europe, has convinced many analysts that a shift to higher short-term interest rates is unlikely anytime soon. Therefore, we intend to maintain the fund’s focus on credit quality and liquidity.

October 15, 2010

New York, NY

An investment in Dreyfus Institutional Preferred Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from April 1, 2010 to September 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2010
	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$ .50	$ .80
Ending value (after expenses)	$1,001.30	$1,001.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2010
	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$ .51	$ .81
Ending value (after expenses)	$1,024.57	$1,024.27

† Expenses are equal to the fund’s annualized expense ratio of .10% for Prime Shares and .16% for Reserve Shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—39.9%	Amount ($)	Value ($)
Banco Bilbao Vizcaya Argentaria (Yankee)
0.42%—0.85%, 11/4/10—12/3/10	450,000,000 [a]	450,002,509
Banco Santander SA (Yankee)
0.65%, 11/10/10	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.29%—0.55%, 10/1/10—2/16/11	450,000,000	450,000,000
Barclays Bank (Yankee)
0.70%, 1/18/11	50,000,000	50,000,000
BNP Paribas (Yankee)
0.56%, 2/9/11	250,000,000	250,000,000
Citibank N.A.
0.36%, 2/24/11	300,000,000	300,000,000
Credit Agricole CIB (Yankee)
0.40%, 11/8/10	200,000,000	200,000,000
DZ Bank AG (Yankee)
0.60%, 11/5/10	150,000,000	150,000,000
Fortis Bank SA/NV (Yankee)
0.45%, 10/22/10	50,000,000	50,000,000
ING Bank (London)
0.38%—0.54%, 10/25/10—11/15/10	450,000,000	450,000,000
Intesa Sanpaolo SpA (Yankee)
0.52%, 11/9/10	50,000,000	50,000,000
Lloyds TSB Bank (Yankee)
0.53%, 10/8/10	60,000,000	60,000,000
Natixis (Yankee)
0.36%, 1/5/11	400,000,000	400,000,000
Royal Bank of Canada
0.39%, 10/1/10	200,000,000 [b]	200,000,000
Royal Bank of Scotland PLC (Yankee)
0.37%—0.51%, 10/25/10—11/18/10	340,000,000	340,000,000
Skandinaviska Enskilda Banken (Yankee)
0.60%, 10/6/10	190,000,000 [a]	190,000,000
Societe Generale (Yankee)
0.53%, 10/18/10	380,000,000	380,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.30%, 12/9/10	250,000,000 [a]	250,000,000

	Principal
Negotiable Bank Certificates of Deposit (continued)	Amount ($)	Value ($)
UBS (Yankee)
0.75%, 1/27/11	250,000,000	250,000,000
Unicredit Bank AG (Yankee)
0.75%, 10/12/10	80,000,000	80,000,000
Total Negotiable Bank
Certificates of Deposit
(cost $4,800,002,509)		4,800,002,509

Commercial Paper—7.9%
Deutsche Bank Financial LLC
0.40%, 2/14/11	100,000,000	99,848,889
Fortis Funding LLC
0.30%, 12/2/10	100,000,000 [a]	99,948,333
Intesa Funding LLC
0.58%—0.61%,
10/12/10—11/12/10	420,000,000	419,823,661
NRW Bank
0.49%, 10/13/10	100,000,000 [a]	99,983,667
Santander Central Hispano
Finance (Delaware) Inc.
0.40%, 12/1/10	125,000,000	124,915,278
Skandinaviska Enskilda Banken
0.59%, 10/13/10	100,000,000 [a]	99,980,333
Total Commercial Paper
(cost $944,500,161)		944,500,161

Asset-Backed Commercial Paper—5.4%
Atlantis One Funding Corp.
0.16%—0.51%, 10/1/10—1/20/11	400,000,000 [a]	399,606,875
CHARTA
0.52%, 1/20/11	100,000,000 [a]	99,839,666
CIESCO LLC
0.40%, 3/2/11	150,000,000 [a]	149,746,667
Total Asset-Backed Commercial Paper
(cost $649,193,208)		649,193,208

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Corporate Note—2.1%	Amount ($)	Value ($)
Credit Suisse
0.60%, 10/19/10
(cost $250,000,000)	250,000,000 [b]	250,000,000

Short-Term Bank Note—.8%
Bank of America N.A.
0.60%, 1/19/11
(cost $100,000,000)	100,000,000	100,000,000

Time Deposits—22.2%
Commerzbank (Grand Cayman)
0.17%, 10/1/10	500,000,000	500,000,000
JPMorgan Chase Bank, N.A. (Nassau)
0.18%, 10/1/10	300,000,000	300,000,000
KBC Bank (Grand Cayman)
0.16%, 10/1/10	512,000,000	512,000,000
Nordea Bank Finland (Grand Cayman)
0.12%, 10/1/10	500,000,000	500,000,000
State Street Bank and Trust Co. (Grand Cayman)
0.12%, 10/1/10	352,000,000	352,000,000
Svenska Handelsbanken (Grand Cayman)
0.15%, 10/1/10	500,000,000	500,000,000
Total Time Deposits
(cost $2,664,000,000)		2,664,000,000

U.S. Government Agencies—4.2%
Federal Home Loan Bank
0.37%, 10/5/10	250,000,000 [b]	249,848,250
Federal Home Loan Mortgage Corp.
0.51%, 10/16/10	250,000,000 [b,c]	250,000,000
Total U.S. Government Agencies
(cost $499,848,250)		499,848,250

	Principal
Repurchase Agreements—19.6%	Amount ($)	Value ($)
Banc of America Securities LLC
0.22%-0.23%, dated 9/30/10, due 10/1/10
in the amount of $550,003,444 (fully
collateralized by $503,703,300
U.S. Treasury Notes, 1.50%-4.63%,
due 10/31/10-8/15/18, value
$546,818,857 and $19,349,125
U.S. Treasury Strips, due 5/15/21,
value $14,181,167)	550,000,000	550,000,000
Barclays Capital, Inc.
0.30%, dated 9/30/10, due 10/1/10
in the amount of $50,000,417 (fully
collateralized by $50,884,255 Certificates
of Deposit, 0%, due 10/22/10-1/20/11,
value $51,000,000)	50,000,000	50,000,000
Credit Agricole
0.19%, dated 9/30/10, due 10/1/10 in the
amount of $200,001,056 (fully collateralized
by $193,470,700 U.S. Treasury Notes,
1.75%-4.88%, due 5/31/11-3/31/14,
value $204,000,079)	200,000,000	200,000,000
Deutsche Bank Securities Inc.
0.24%, dated 9/30/10, due 10/1/10 in the
amount of $750,005,000 (fully collateralized
by $110,125,000 Federal Farm Credit Bank,
1.95%-3.54%, due 5/6/13-9/9/24,
value $111,423,233, $205,860,000
Federal Home Loan Bank, 0.38%-5.50%,
due 12/17/10-3/14/36, value $215,004,851,
$213,517,000 Federal Home Loan Mortgage
Corporation, 0%-5%, due 11/17/10-4/18/17,
value $223,257,268 and $211,260,000
Federal National Mortgage Association,
0%-5%, due 12/7/10-4/22/13,
value $215,314,970)	750,000,000	750,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
JPMorgan Chase & Co.
0.32%, dated 9/30/10, due 10/1/10 in the
amount of $250,002,222 (fully collateralized
by $264,464,000 Corporate Bonds, 0%-10.20%,
due 2/1/12-12/25/42, value $257,503,926)	250,000,000	250,000,000
RBS Securities, Inc.
0.23%-0.325%, dated 9/30/10, due 10/1/10
in the amount of $550,003,646 (fully collateralized
by $49,225,213 Corporate Bonds, 3.69%-4.50%,
due 7/15/15-8/1/40, value $51,017,906 and
$450,430,000 U.S. Treasury Notes, 3.75%,
due 11/15/18, value $510,004,984)	550,000,000	550,000,000
Total Repurchase Agreements
(cost $2,350,000,000)		2,350,000,000

Total Investments (cost $12,257,544,128)	102.1%	12,257,544,128

Liabilities, Less Cash and Receivables	(2.1%)	(247,478,762)

Net Assets	100.0%	12,010,065,366

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At September 30, 2010, these securities amounted to $1,839,108,050 or 15.3% of net assets.
b Variable rate security—interest rate subject to periodic change.
c The Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association and Federal Home
Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	76.2	Asset-Backed/
Repurchase Agreements	19.6	Multi-Seller Programs	2.1
U.S. Government Agencies	4.2		102.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (Including Repurchase Agreements
of $2,350,000,000)—Note 1(b)	12,257,544,128	12,257,544,128
Receivable for investment securities sold		400,702,199
Interest receivable		4,241,255
		12,662,487,582
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		957,924
Cash overdraft due to Custodian		1,267,777
Payable for investment securities purchased		649,848,250
Payable for shares of Beneficial Interest redeemed		348,265
		652,422,216
Net Assets ($)		12,010,065,366
Composition of Net Assets ($):
Paid-in capital		12,010,406,189
Accumulated net realized gain (loss) on investments		(340,823)
Net Assets ($)		12,010,065,366

Net Asset Value Per Share
	Prime Shares	Reserve Shares
Net Assets ($)	10,992,613,458	1,017,451,908
Shares Outstanding	10,992,936,119	1,017,470,070
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2010 (Unaudited)

Investment Income ($):
Interest Income	17,527,596
Expenses:
Management fee—Note 2(a)	4,716,382
Distribution fees (Reserve Shares)—Note 2(b)	295,593
Total Expenses	5,011,975
Investment Income—Net	12,515,621
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	33,310
Net Increase in Net Assets Resulting from Operations	12,548,931

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
Operations ($):
Investment income—net	12,515,621	27,580,006
Net realized gain (loss) on investments	33,310	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,548,931	27,580,006
Dividends to Shareholders from ($):
Investment income—net:
Prime Shares	(11,488,862)	(23,570,854)
Reserve Shares	(1,026,759)	(4,009,152)
Total Dividends	(12,515,621)	(27,580,006)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime Shares	17,560,132,098	29,942,171,590
Reserve Shares	2,806,343,418	7,726,811,326
Dividends reinvested:
Prime Shares	5,840,220	15,137,531
Reserve Shares	1,015,120	4,004,895
Cost of shares redeemed:
Prime Shares	(15,451,673,141)	(29,505,367,154)
Reserve Shares	(3,053,130,527)	(6,860,524,746)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,868,527,188	1,322,233,442
Total Increase (Decrease) in Net Assets	1,868,560,498	1,322,233,442
Net Assets ($):
Beginning of Period	10,141,504,868	8,819,271,426
End of Period	12,010,065,366	10,141,504,868

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2010				Year Ended March 31,
Prime Shares	(Unaudited)	2010	2009	2008[a]	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.003	.022	.049	.052	.037
Distributions:
Dividends from
investment
income—net	(.001)	(.003)	(.022)	(.049)	(.052)	(.037)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.26[b]	.33	2.19	5.04	5.30	3.72
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.10[b]	.12	.12	.10	.10	.10
Ratio of net investment
income to average
net assets	.27[b]	.32	2.38	4.84	5.19	3.62
Net Assets,
end of period
($ x 1,000)	10,992,613	8,878,284	8,426,342	14,543,795	8,214,835	6,532,444

a	The fund commenced offering two classes of shares on December 7, 2007. The existing share were redesignated
Prime Shares.
b	Annualized.
See notes to financial statements.

Six Months Ended
September 30, 2010		Year Ended March 31,
Reserve Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.003	.021	.013
Distributions:
Dividends from investment income—net	(.001)	(.003)	(.021)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	.20[b]	.28	2.13	4.22[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16[b]	.18	.18	.16[b]
Ratio of net investment income
to average net assets	.21[b]	.29	2.09	4.19[b]
Net Assets, end of period ($ x 1,000)	1,017,452	1,263,221	392,929	50

a	From December 7, 2007 (commencement of initial offering) to March 31, 2008.
b	Annualized.
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the“fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. The fund currently offers two classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	-
Level 2—Other Significant Observable Inputs	12,257,544,128
Level 3—Significant Unobservable Inputs	-
Total	12,257,544,128
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $374,133 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2010. If not applied, $328,374 of the carryover expires in fiscal 2013 and $45,759 expires in fiscal 2017.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2010 was all ordinary income.The tax character of current year distributions will be determined at the ended of the current fiscal year.

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee and Rule 12b-1 distribution plan fees.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Reserve shares pay the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve shares, for advertising and marketing relating to Reserve shares and for providing certain services to shareholders of Reserve shares. The services include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of those services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2010, Reserve shares were charged $295,593 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $908,250 and Rule 12b-1 distribution plan fees $49,674.

PROXY RESULTS (Unaudited)

Dreyfus Institutional Preferred Money Market Fund, Inc. held a special meeting of shareholders on June 24, 2010. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For	Authority Withheld	Abstain
To approve an amended
Management Agreement
between the Company,
on behalf of the fund,
and the Manager	2,596,833,114	2,841,263,193	311,359

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 14 and 15, 2010, the Board considered the re-approval for an annual period (through August 31, 2011) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and noted that the fund’s shares were offered only to institutions.The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all institutional money market funds (the “Performance

Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended May 31, 2010. The Board members noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, noting that the fund’s performance for the 1-, 4-, 5- and 10-year periods was the highest of the Performance Group.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board members noted that the fund’s actual and contractual management fees and expense ratio were lower than the Expense Group and Expense Universe medians, noting that the fund’s expense ratio ranked in the first quartile (among the lowest expense ratios) of the Expense Group and Expense Universe.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative per- formance, expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 25

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
18	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Plus Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Plus Money Market Fund covers the six-month period ended September 30, 2010. During the reporting period, the fund produced an annualized yield of 0.21%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.21% for the same period.1

Money market yields remained at historical lows as U.S. economic growth moderated, prompting the Federal Reserve Board (the “Fed”) to maintain an aggressively accommodative monetary policy.

Monetary Policy Unchanged in Muted Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained unchanged since December 2008 in a historically low range between 0.00% and 0.25%. Indeed, the economic recovery appeared to remain on track in April 2010 in the wake of an annualized U.S. GDP growth rate of 3.7% during the first quarter of 2010. Although economic expansion in the just-completed quarter was milder than similar stages of most previous recoveries, it was encouraging news nonetheless for investors eager to see an end to the consumer-led Great Recession.

Investors were further cheered in April, when employment improved by the largest margin in approximately four years even as workers returning to the labor force pushed the unemployment rate up to 9.9%. 431,000 additional new jobs were created in May, but most were temporary workers hired for the 2010 Census.

The economic outlook took a turn for the worse in May, when a sovereign debt crisis in Europe and inflationary pressures in China rattled investors, sparking heightened volatility in stock and bond markets. In the United States, it was announced that the Consumer Price Index had fallen –0.1% in April, while retail sales and industrial production posted gains. However, government budget cutbacks in Europe created

2

concerns that demand for goods and services, including those from U.S. companies, could suffer. Indeed, U.S. industrial production appeared to moderate in June, and private-sector job growth proved more anemic than many analysts expected. U.S. GDP between April and June 2010 appeared to confirm renewed economic concerns, as economic growth moderated to an annualized 1.6% rate during the second quarter.

Yet, in July, better economic data seemed to support analysts’ consensus view that the recent slowdown was unlikely to lead to a double-dip recession. Industrial production posted a relatively robust 1.0% gain after June’s mild setback, and the manufacturing and service sectors of the U.S. economy expanded for the twelfth and seventh consecutive months, respectively. On the other hand, total nonfarm payroll employment fell by 131,000 jobs in July, reflecting the end of temporary hiring for the 2010 Census.

In August, sales of new homes fell 12% to a 47-year low, while purchases of existing homes plummeted 27% to a 15-year low.The unemployment rate rose to 9.6%, as only 67,000 jobs were created in the private sector during August. In September, the National Bureau of Economic Research announced that the recession had ended in June 2009, but the ensuing recovery has so far been the slowest since World War II. Economic data released in September appeared to support the consensus view that economic recovery, while intact, has remained uncertain: manufacturing activity continued to increase amid robust gains in production and new orders, but employment and housing data showed few, if any, signs of improvement.

In response to the stubbornly sluggish rebound, the Fed indicated in September that it would embark on a second round of quantitative easing of monetary policy by purchasing up to $2 trillion of U.S. Treasury securities. This move, if implemented as expected later this year, is designed to fight deflationary forces and encourage lending by injecting more cash into the financial system.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

An Unwavering Focus on Quality

With few opportunities available in the short-term credit markets for significant levels of current income, it made little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail.Therefore, we set the fund’s weighted average maturity in a range that is typically shorter than the industry averages.As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Although the mild economic recovery is maturing, inflationary pressures have remained negligible. The subpar U.S. recovery, along with expectations of sustained economic weakness in Europe, has convinced many analysts that a shift to higher short-term interest rates is unlikely anytime soon. Therefore, we intend to maintain the fund’s focus on credit quality and liquidity.

October 15, 2010

New York, NY

An investment in Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”)
is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund. Short term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been lower absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from April 1, 2010 to September 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2010

Expenses paid per $1,000†	$ .00
Ending value (after expenses)	$1,001.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2010

Expenses paid per $1,000†	$ .00
Ending value (after expenses)	$1,025.07

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
September 30, 2010 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—26.5%	Amount ($)	Value ($)
Bank of Montreal (Yankee)
0.20%, 10/6/10	25,000,000	25,000,132
Bank of Nova Scotia (Yankee)
0.22%, 10/14/10	25,000,000	25,001,173
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.21%, 10/7/10	25,000,000	25,000,000
BNP Paribas (Yankee)
0.25%, 10/25/10	25,000,000	25,000,000
Credit Agricole CIB (Yankee)
0.25%, 10/27/10	30,000,000	30,000,000
Natixis (Yankee)
0.28%, 11/1/10	30,000,000	30,000,000
Rabobank Nederland (Yankee)
0.22%, 10/12/10	25,000,000	25,000,000
Royal Bank of Scotland PLC (Yankee)
0.23%, 10/8/10	25,000,000	25,000,000
Skandinaviska Enskilda Banken (Yankee)
0.28%, 10/22/10	25,000,000 [a]	25,000,000
Societe Generale (Yankee)
0.23%, 10/20/10	25,000,000	25,000,000
UBS (Yankee)
0.21%, 10/20/10	30,000,000	30,000,000
Total Negotiable Bank Certificates of Deposit
(cost $290,001,305)		290,001,305

Commercial Paper—8.2%
Abbey National NA
0.21%, 10/1/10	40,000,000	40,000,000
Danske Corp., Inc.
0.25%, 10/22/10	25,000,000 [a]	24,996,354
HSBC Bank USA N.A.
0.21%, 10/20/10	25,000,000	24,997,229
Total Commercial Paper
(cost $89,993,583)		89,993,583

Asset-Backed Commercial Paper—5.4%
Gemini Securitization Corp., LLC
0.24%, 10/22/10	25,000,000 [a]	24,996,500

6

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)	Value ($)
Grampian Funding LLC
0.26%, 10/1/10	9,432,000 [a]	9,432,000
Mont Blanc Capital Corp.
0.25%, 10/27/10	25,000,000 [a]	24,995,486
Total Asset-Backed Commercial Paper
(cost $59,423,986)		59,423,986

Time Deposits—14.6%
Citibank N.A. (Nassau)
0.23%, 10/1/10	40,000,000	40,000,000
Commerzbank (Grand Cayman)
0.15%, 10/1/10	40,000,000	40,000,000
KBC Bank (Grand Cayman)
0.11%, 10/1/10	40,000,000	40,000,000
Nordea Bank Finland (Grand Cayman)
0.14%, 10/1/10	40,000,000	40,000,000
Total Time Deposits
(cost $160,000,000)		160,000,000

U.S. Government Agency—18.2%
Federal Home Loan Bank
0.01%, 10/1/10
(cost $200,000,000)	200,000,000	200,000,000

U.S. Treasury Notes—14.0%
U.S. Treasury Notes
0.12%, 5/2/11
(cost $154,037,485)	150,000,000	154,037,485

Repurchase Agreements—12.8%
Deutsche Bank Securities Inc.
0.24%, dated 9/30/10,
due 10/1/10 in the amount
of $80,000,533 (fully collateralized
by $81,526,000 Federal National
Mortgage Association, 1%,
due 9/20/13, value $81,600,007)	80,000,000	80,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBS Securities, Inc.
0.23%, dated 9/30/10, due 10/1/10 in the
amount of $60,000,383 (fully collateralized
by $54,466,600 U.S. Treasury Notes,
3.50%-3.75%, due 2/15/18-11/15/18,
value $61,201,629)	60,000,000	60,000,000
Total Repurchase Agreements
(cost $140,000,000)		140,000,000

Total Investments (cost $1,093,456,359)	99.7%	1,093,456,359

Cash and Receivables (Net)	.3%	3,365,321

Net Assets	100.0%	1,096,821,680

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At September 30, 2010, these securities amounted to $109,420,340 or 10.0% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	47.8	Asset-Backed/Multi-Seller Programs	4.6
U.S. Government/Agency	32.2	Foreign/Governmental	2.3
Repurchase Agreements	12.8		99.7

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (Including Repurchase Agreements
of $140,000,000)—Note 1(b)	1,093,456,359	1,093,456,359
Cash		268,457
Interest receivable		3,096,864
Net Assets ($)		1,096,821,680
Composition of Net Assets ($):
Paid-in capital		1,096,821,680
Net Assets ($)		1,096,821,680
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		1,096,821,680
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2010 (Unaudited)

Investment Income ($):
Interest Income	825,238
Expenses:
Management fee—Note 2(a)	389,995
Total Expenses	389,995
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(389,995)
Investment Income—Net, representing net increase
in net assets resulting from operations	825,238

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
Operations ($):
Investment Income-Net, representing
net increase in net assets
resulting from operations	825,238	1,121,544
Dividends to Shareholders from ($):
Investment income—net	(825,238)	(1,121,553)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	3,807,661,417	7,572,256,194
Cost of shares redeemed	(3,449,854,820)	(7,558,500,230)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	357,806,597	13,755,964
Total Increase (Decrease) in Net Assets	357,806,597	13,755,955
Net Assets ($):
Beginning of Period	739,015,083	725,259,128
End of Period	1,096,821,680	739,015,083

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2010			Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.001	.015	.046	.052	.037
Distributions:
Dividends from
investment income—net	(.001)	(.001)	(.015)	(.046)	(.052)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.22[a]	.14	1.50	4.73	5.35	3.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10[a]	.12	.12	.10	.10	.10
Ratio of net expenses
to average net assets	.00[a]	.02	.02	.00	.00	.00
Ratio of net investment income
to average net assets	.21[a]	.14	1.59	4.68	5.23	3.65
Net Assets, end of period
($ x 1,000)	1,096,822	739,015	725,259	710,716	886,165	668,575

a Annualized.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors.At September 30, 2010, 100% of the fund’s outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

14

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,093,456,359
Level 3—Significant Unobservable Inputs	—
Total	1,093,456,359
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

16

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2010 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee.The Manager had undertaken from April 1, 2010 through September 30, 2010 to waive its management fee.The reductions in management fee pursuant to the undertaking amounted to $389,995 during the period ended September 30, 2010.The waiver was voluntary, not contractual and can be terminated at any time.

The Fund 17

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 14 and 15, 2010, the Board considered the re-approval for an annual period (through August 31, 2011) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional money market funds (the “Performance Group”) and to a larger universe of funds, consisting

18

of all institutional money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended May 31, 2010. The Board members noted that the fund’s total return performance was at or above the Performance Group medians for the 1-, 3-, 4- and 5-year periods and above the Performance Universe medians for the 1- and 5-year periods ended May 31, 2010. In addition, the Board noted that the fund’s total return performance was below the medians of the Performance Group and Performance Universe for each other reported period.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board members noted that the fund’s actual and contractual management fees and expense ratio were lower than the Expense Group and Expense Universe medians, noting that the fund’s expense ratio ranked in the first quartile of the Expense Group and Expense Universe.The Board considered that the Manager had voluntarily waived its management fee for the reporting period pursuant to an undertaking that is not contractual and may be terminated at any time, and that, absent the undertaking, the fund’s expense ratio would continue to be in the first quartile of the Expense Group.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s

20

assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the Manager did not realize a profit on the fund’s operations.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and management fee information (including the Manager’s voluntary undertaking that may be terminated at any time), costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relation- ship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 21

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds;

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: November 22, 2010

By: /s/ James Windels
James Windels, Treasurer
Date: November 22, 2010

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6